j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.20

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXXXX	XXXXXX	304821088	Qualifying Total Debt Income Ratio	XXXXXX	XXXXXX	Within guidelines and tolerance.
XXXXXX	XXXXXX	304729338	Qualifying Total Debt Income Ratio	XXXXXX	XXXXXX	Have cited the corresponding finding to uw.